U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



1.   Name and address of issuer:

          Goldman Sachs Money Market Trust
          4900 Sears Tower
          Chicago, Illinois  60606

2. Name of each series or class of funds for which this notice is filed:

          ILA Prime Obligations Portfolio
          ILA Money Market Portfolio
          ILA Government Portfolio
          ILA Treasury Obligations Portfolio
          ILA Treasury Instruments Portfolio
          ILA Federal Portfolio
          ILA Tax-Exempt Diversified Portfolio
          ILA Tax-Exempt California Portfolio
          ILA Tax-Exempt New York Portfolio
          FS Prime Obligations Fund
          FS Money Market Fund
          FS Treasury Obligations Fund
          FS Government Fund
          FS Tax-Free Money Market Fund

3.   Investment Company Act File Number:  811-2958

     Securities Act File Number:  2-54809

4.   Last day of fiscal year for which this notice is filed:

          December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [   ]


6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.6):

          N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          Number =  833,317,288
          Amount = $833,317,288

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          Number =  1,682,000,000
          Amount = $1,682,000,000

9. Number and aggregate sale price of securities sold during the fiscal year:

     Fund                               Dollars        Shares
     ----                               -------        ------
ILA Prime Obligations Portfolio     12,385,283,772  12,385,283,772
ILA Money Market Portfolio           6,899,404,256   6,899,404,256
ILA Government Portfolio             6,166,326,860   6,166,326,860
ILA Treasury Obligations Portfolio   5,310,751,199   5,310,751,199
ILA Treasury Instruments Portfolio   4,564,311,392   4,564,311,392
ILA Federal Portfolio               12,938,726,149  12,938,726,149
ILA Tax-Exempt Diversified
    Portfolio                        9,704,398,044   9,704,398,044
ILA Tax-Exempt California
    Portfolio                        2,121,229,498   2,121,229,498
ILA Tax-Exempt New York
    Portfolio                          640,403,770     640,403,770
FS Prime Obligations Fund           36,001,732,050  36,001,732,050
FS Money Market Fund                33,229,869,817  33,229,869,817
FS Treasury Obligations Fund        12,069,837,088  12,069,837,088
FS Government Fund                   8,919,459,498   8,919,459,498
FS Tax-Free Money Market Fund        3,463,070,760   3,463,070,760
                                    --------------  --------------
Total                              154,414,804,153  154,414,804,153


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     Fund                               Dollars        Shares
     ----                               -------        ------
ILA Prime Obligations Portfolio    12,385,283,772 12,385,283,772
ILA Money Market Portfolio          6,899,404,256  6,899,404,256
ILA Government Portfolio            6,166,326,860  6,166,326,860
ILA Treasury Obligations Portfolio  5,310,751,199  5,310,751,199
ILA Treasury Instruments Portfolio  4,564,311,392  4,564,311,392
ILA Federal Portfolio              12,938,726,149 12,938,726,149
ILA Tax-Exempt Diversified
    Portfolio                       9,704,398,044  9,704,398,044

ILA Tax-Exempt California
    Portfolio                       2,121,229,498  2,121,229,498
ILA Tax-Exempt New York
    Portfolio                         640,403,770    640,403,770
FS Prime Obligations Fund          36,001,732,050 36,001,732,050
FS Money Market Fund               33,229,869,817 33,229,869,817
FS Treasury Obligations Fund       12,069,837,088 12,069,837,088
FS Government Fund                  8,919,459,498  8,919,459,498
FS Tax-Free Money Market Fund       3,463,070,760  3,463,070,760
                                   -------------- --------------
Sub-total                         154,414,804,153  154,414,804,153
Less:  Number and aggregate sale
       price of securities sold
       during the fiscal year in
       reliance on registration
       pursuant to Rule 24e-2       2,515,317,288   2,515,317,288
                                   --------------  --------------
Total                             151,899,486,865 151,899,486,865
                                  --------------- ---------------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          * Dollars and shares reinvested are included in securities sold above.

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):
                                                  $151,899,486,865
                                                  ----------------

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):
                                                  *
                                                  ----------------

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):
                                                $151,457,170,200**
                                                ------------------

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                  N/A
                                                  ----------------

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus
          line (ii), less line (iii), plus line
          (iv) (if applicable):
                                                  $442,316,665
                                                  ----------------

     (vi) Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):
                                                  x 1/2900
                                                  ----------------

    (vii) Fee due (line (i) or line (v)
          multiplied by line (vi)):
                                                  $152,523
                                                  ----------------

Instruction:        Issuers should complete lines (ii), (iii),
                    (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CPR
     202.3a).

                                                  [  ]

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

          February 28, 1996


                                SIGNATURES

     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

     By (Signature and Title)*  Scott M. Gilman
                              --------------------------
                              Scott M. Gilman, Treasurer
                              --------------------------
     Dated: February 28, 1996
            ------------------

     * Please print the name and title of the signing officer below the signature.

     **                            Price of       Number of
                                   Shares         Shares
                                   Redeemed or    Redeemed or
     Fund                          Repurchased    Repurchased
     ----                          -----------    -----------
ILA Prime Obligations           13,117,315,317   13,117,315,317
    Portfolio
ILA Money Market Portfolio       6,864,945,994    6,864,945,994
ILA Government Portfolio         6,596,822,965    6,596,822,965
ILA Treasury Obligations
    Portfolio                    5,307,633,793    5,307,633,793
ILA Treasury Instruments         4,472,240,590    4,472,240,590
    Portfolio
ILA Federal Portfolio            12,558,288,438  12,558,288,438
ILA Tax-Exempt Diversified        9,832,589,904   9,832,589,904
    Portfolio
ILA Tax-Exempt California         2,002,625,120   2,002,625,120
    Portfolio
ILA Tax-Exempt New York             646,630,502     646,630,502
    Portfolio
FS Prime Obligations Fund        35,375,137,049  35,375,137,049
FS Money Market Fund             31,948,570,256  31,948,570,256
FS Treasury Obligations Fund     11,181,309,002  11,181,309,002
FS Government Fund                8,391,284,391   8,391,284,391
FS Tax-Free Money Market Fund     3,161,776,879   3,161,776,879
                                --------------- ---------------
Total                           151,457,170,200 151,457,170,200